Schedule of Transactions Between the Company and DOSA (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
DOSA Consulting, LLC [Member]
Wage and rent reimbursements	$ 11,000	$ 36,762
Net option payment	0	22,469
Equipment purchases	3,635	0
NMC [Member]
Equipment purchases	$ 25,000	$ 50,000